Share capital and share premium	12 Months Ended
Dec. 31, 2019
Share capital and share premium
Share capital and share premium

12.       Share capital and share premium

Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2017	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of options in August 2017	5,000
Exercise of options in September 2017	15,000
Exercise of options in October 2017	1,400
Exercise of options in November 2017	106,782
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of options in December 2017	75,230
Number of shares outstanding on December 31, 2017	32,180,641
Exercise of options in January 2018	111,727
Exercise of options in March 2018	113,075
Exercise of options in April 2018	34,039
Exercise of options in May 2018	5,900
Exercise of options in June 2018	5,393
Exercise of options in July 2018	469
Exercise of options in August 2018	2,300
Exercise of options in September 2018	5,913
U.S. third public offering on Nasdaq on September 18, 2018	3,475,000
Exercise of options in October 2018	556
Exercise of options in November 2018	9,768
Exercise of options in December 2018	30,531
Number of shares outstanding on December 31,2018	35,975,312
Exercise of options in January 2019	163,170
Share subscription from Johnson & Johnson Innovation Inc.	1,766,899
Exercise of options in February 2019	13,393
Exercise of options in March 2019	73,005
Exercise of options in April 2019	13,729
Exercise of options in May 2019	35,054
Exercise of options in June 2019	66,965
Exercise of options in July 2019	56
Exercise of options in August 2019	8,710
Exercise of options in September 2019	5,730
Exercise of options in October 2019	611
Global public offering on Euronext and Nasdaq on November 7, 2019	4,000,000
Over-allotment option exercised by underwriters on November 8, 2019	600,000
Exercise of options in November 2019	16,714
Exercise of options in December 2019	22,180
Number of shares outstanding on December 31,2019	42,761,528

New shares issued during 2017

On May 17, 2017, argenx SE offered 5,865,000 of its ordinary shares through an initial public offering in the United States in the form of ADSs at a price to the public of $17.00 per ADS, before underwriting discounts and commissions and offering expenses. On May 19, 2017, the underwriters of the offering exercised their over-allotment option to purchase 879,750 additional ADSs in full. As a result, argenx SE received €102.1 million of total gross proceeds from the offering, decreased by €9.6 million of underwriter discounts and commissions, and offering expenses, of which €8.9 million has been deducted from equity. The total net cash proceeds from this offering amounted to €92.5 million.

On December 14, 2017, argenx SE offered 4,440,000 of its ordinary shares through a public offering in the United States in the form of ADSs at a price to the public of $52.00 per ADS, before underwriting discounts and commissions and offering expenses. On December 15, 2017, the underwriters of the offering exercised their over-allotment option to purchase 666,000 additional ADSs in full. As a result, argenx SE received €225.6 million of gross proceeds from this offering, decreased by €14.3 million of underwriter discounts and commissions, and offering expenses, of which €14.1 million has been deducted from equity. The total net cash proceeds from the Offering amounted to €211.3 million.

For both offerings completed in 2017, the ADSs are evidenced by American Depositary Receipts (ADRs), and each ADS represents the right to receive one ordinary share. These ADSs are listed on the NASDAQ Global Select Market under the symbol “ARGX”.

203,412 new shares were also issued in 2017 as a result of the exercise of stock options under the argenx Employee Stock Option Plan.

These issuances of shares resulted in a total of 32,180,641 ordinary shares with a nominal value of €0.1 per share on December 31, 2017. The extraordinary general meeting of the Company of November 7, 2017 had authorized the board of directors to issue up to a maximum of 20% of the then outstanding share capital for a period of 18 months, or up to a capital increase of €537,852.60 represented by 5,378,526 shares. The board of directors has issued 5,106,000 shares on the occasion of the U.S. public offering in December 2017 and as of December 31, 2017, the existing authorization allowed the issuance of up to 272,526 shares.

New shares issued during 2018

On September 18, 2018, argenx SE offered 3,475,000 of its ordinary shares through a public offering in the United States in the form of ADSs at a price to the public of $86.50 per ADS, before underwriting discounts and commissions and offering expenses. As a result, argenx SE received €255.7 million of gross proceeds from this offering, decreased by €14.8 million of underwriter discounts and commissions, and offering expenses, of which €14.7 million has been deducted from equity. The total net cash proceeds from the offering amounted to €240.9 million.

As a result of the exercise of options under the argenx Employee Stock Option Plan, 319,671 new shares were created in 2018.

These issuances of shares resulted in a total of 35,975,312 ordinary shares, with a nominal value of €0.1 per share, on December 31, 2018. The annual general meeting of the Company on May 8, 2018 had authorized the board of directors to issue up to a maximum of 20% of the then outstanding share capital for a period of 18 months, or up to a capital increase of €648,790 represented by 6,487,896 shares. The board of directors has issued 3,475,000 shares on the occasion of the follow-on U.S. public offering in September 2018, and as of December 31, 2018, the existing authorization allowed the issuance of up to 3,012,896 shares.

New shares issued during 2019

1,766,899 new shares were issued to Johnson & Johnson Innovation Inc., following the closing of the exclusive, global collaboration and license agreement for cusatuzumab (ARGX-110) with Cilag GmbH International, an affiliate of the Janssen Pharmaceutical Companies of Johnson & Johnson. The Company concluded that the share premium that Janssen paid above the closing price on the day of entering into the investment agreement (equal to an amount of €24.9 million) was paid because of the existing obligations to deliver development services under the terms of the collaboration agreement, and is therefore to be allocated to the single performance obligation  (see also note 17).

On November 7, 2019, argenx SE offered 4,000,000 of its ordinary shares through a global offering which consisted of (i) a public offering of 1,410,057 ADSs in the U.S. and certain other countries outside the European Economic Area (EEA) at a price of $121.00 per ADS, before underwriting discounts and commissions and offering expenses; and (ii) a concurrent private placement of 2,589,943 of ordinary shares in the EEA at an offering price of €109.18 per share, before underwriting discounts and commissions and offering expenses. On November 8, 2019, the underwriters of the offering exercised their over-allotment option to purchase 600,000 additional ADSs in full. As a result, argenx SE received €502.2 million of gross proceeds from this offering, decreased by €23.2 million of underwriter discounts and commissions, and offering expenses, of which €23.0 million has been deducted from equity. The total net cash proceeds from the offering amounted to €479.0 million.

As a result of the exercise of options under the argenx Employee Stock Option Plan, 419,317 new shares were created in 2019.

These issuances of shares resulted in a total of 42,761,528 ordinary shares, with a nominal value of €0.1 per share, on December 31, 2019. The annual general meeting of the Company on May 9, 2019 had authorized the board of directors to issue up to a maximum of 20% of the then outstanding share capital for a period of 18 months, or up to a capital increase of €760,110 represented by 7,601,101 shares. The board of directors has issued 4,600,000 shares on the occasion of the follow-on global offering in November 2019, and as of December 31, 2019, the existing authorization allows the issuance of up to 3,001,101 shares.